Related Party Transactions - Summary of Key Management Personnel Remuneration (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [abstract]
Salaries, other short-term employee benefits and non-executive fees	£ 7	£ 6	£ 7
Post-employment benefits	1	1	1
Share based remuneration	8	1	7
Total	£ 16	£ 8	£ 15